Employee Benefit Plan, Schedule, Asset Held for Investment - EBP 91-1857900-003	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	91-1857900
EBP, Plan Number	003